Leases - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts payable, accrued expenses, and other liabilities	Accounts payable, accrued expenses, and other liabilities
Operating lease assets	$ 130.5	$ 172.6
Operating lease liabilities	$ 137.2	$ 180.9
Weighted-average remaining term	2 years 6 months	2 years 10 months 24 days
Weighted-average discount rate	2.00%	1.60%